Basis of preparation of interim financial statements - Presentation currency (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
United State Dollars [Member]
IfrsStatementLineItems [Line Items]
Closing rate	4.8192		4.8192		5.2177
Average rate	4.9485	4.9265	5.0744	5.0783
Canadian Dollar [Member]
IfrsStatementLineItems [Line Items]
Closing rate	3.6421		3.6421		3.8550
Average rate	3.6860	3.8573	3.7654	3.9937
Euro [Member]
IfrsStatementLineItems [Line Items]
Closing rate	5.2626		5.2626		5.5694
Average rate	5.3867	5.2409	5.4831	5.5568